Summary of information about reportable segments (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)		Mar. 31, 2021 INR (₨)
IfrsStatementLineItems [Line Items]
Customer inducement and acquisition costs		$ 41,435	₨ 3,405,548		₨ 1,817,392		₨ 1,097,862
Service cost		8,141	669,098		159,284		22,276
Other revenue		5,131	421,717	[1]	171,984	[1]	173,406	[1]
Other income		1,856	152,520		158,648		132,045
Personnel expenses		13,973	1,148,434		1,021,881		778,915
Marketing and sales promotion expenses		4,094	336,472		124,147		79,584
Other operating expenses		(18,919)	(1,554,963)		(893,313)		(978,315)
Depreciation and amortization		2,314	190,152		308,153		749,480
Impairment of goodwill							264,909
Impairment of loan to joint venture		12	1,000		72,719
Share of loss of joint venture					41,616		(3,962)
Finance income		352	28,944		47,816		81,604
Finance cost		3,971	326,399		100,453		117,252
Change in fair value of warrants gain					32,756		378,994
Loss before taxes		(2,937)	(241,380)		(465,556)		(1,130,782)
Tax expense		569	46,788		16,906		64,096
Loss for the period		$ (3,506)	(288,168)	[2]	(482,462)	[2]	(1,194,878)	[2]
Air ticketing [member]
IfrsStatementLineItems [Line Items]
Customer inducement and acquisition costs	[3]		1,779,972		1,150,474		893,039
Customer inducement and acquisition costs			2,555,320		1,060,600		594,426
Customer inducement and acquisition costs			(2,555,320)		(1,060,600)		(594,426)
Service cost
Segment results			4,335,292		2,211,074		1,487,465
Hotels and packages [member]
IfrsStatementLineItems [Line Items]
Customer inducement and acquisition costs	[3]		1,471,270		520,740		173,397
Customer inducement and acquisition costs			263,756		237,695		199,409
Customer inducement and acquisition costs			(263,756)		(237,695)		(199,409)
Service cost			(669,099)		(159,284)		(22,276)
Segment results			1,065,927		599,151		350,530
Other services [member]
IfrsStatementLineItems [Line Items]
Customer inducement and acquisition costs	[3]		154,305		146,178		31,426
Customer inducement and acquisition costs			23,380		15,326		15,752
Customer inducement and acquisition costs			(23,380)		(15,326)		(15,752)
Service cost
Segment results			177,685		161,504		47,178
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Customer inducement and acquisition costs	[3]		3,405,547		1,817,392		1,097,862
Customer inducement and acquisition costs			(2,842,456)		(1,313,621)		(809,587)
Customer inducement and acquisition costs			2,842,456		1,313,621		809,587
Service cost			(669,099)		(159,284)		(22,276)
Segment results			5,578,904		2,971,729		1,885,173
Other income			152,520		158,648		132,045
Customer inducement and acquisition costs (recorded as a reduction of revenue)			(2,842,455)		(1,313,621)		(809,587)
Personnel expenses			(1,148,434)		(1,021,881)		(778,915)
Marketing and sales promotion expenses			(336,472)		(124,147)		(79,584)
Other operating expenses			(1,554,963)		(893,313)		(978,315)
Depreciation and amortization			(190,152)		(308,153)		(749,480)
Impairment of goodwill							(264,909)
Impairment of loan to joint venture			(1,000)		(72,719)
Share of loss of joint venture					41,616		(3,962)
Finance income			28,944		47,816		81,604
Finance cost			(326,399)		(100,453)		(117,252)
Listing and related expenses			(23,591)		(55,818)
Change in fair value of warrants gain					32,756		378,994
Loss before taxes			(241,380)		(465,556)		(1,130,782)
Tax expense			(46,788)		(16,906)		(64,096)
Loss for the period			₨ (288,168)		₨ (482,462)		₨ (1,194,878)

[1]	Other revenue primarily comprises the advertisement income from hosting advertisements on our internet web-sites, income from sale of coupons and vouchers and income from facilitating website access to travel insurance companies. The operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.
[2]	Refer to Note A above for breakup of loss before tax into domestic (Parent Company) and foreign operations (subsidiaries).
[3]	There were no inter-segment revenue during the year ended March 31, 2023, March 31, 2022 and March 31, 2021. This amount constitutes ‘revenue from external customer’ only.